Business Combinations - Additional Information (Detail)	Nov. 22, 2016 EUR (€)
Business Combinations [Abstract]
Acquisition date	Nov. 22, 2016
Acquisition percentage	100.00%
Consideration transferred	€ 3,000,000,000
Contingent consideration arrangements	0
Consideration allocated to intangible assets	606,700,000
Consideration allocated to other net assets	259,200,000
Consideration allocated to goodwill	€ 2,115,000,000